CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income	$ 614,600,000	$ 222,200,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	56,400,000	52,900,000
Allowance for doubtful accounts	700,000	100,000
Amortization of deferred financing costs	1,000,000	3,400,000
Amortization of original issue discount		300,000
Amortization of original issue premium		(1,700,000)
Loss on disposition of assets		800,000
Loss on extinguishment of debt	26,100,000
Share-based compensation - affiliates	6,100,000	10,700,000
Unrealized (gain) loss on derivatives, net	(138,300,000)	81,300,000
Changes in assets and liabilities:
Accounts receivable	(69,100,000)	(35,700,000)
Inventories	(56,900,000)	121,300,000
Prepaid expenses and other current assets	(6,100,000)	(6,700,000)
Insurance receivable	1,300,000
Other long-term assets	100,000
Accounts payable	(28,700,000)	(68,100,000)
Accrued expenses and other liabilities	60,200,000	4,600,000
Accrued environmental liabilities	(200,000)	(100,000)
Other long-term liabilities		200,000
Net cash provided by operating activities	467,200,000	385,500,000
Cash flows from investing activities:
Capital expenditures	(80,100,000)	(62,600,000)
Proceeds from sale of assets	100,000	400,000
Net cash used in investing activities	(80,000,000)	(62,200,000)
Cash flows from financing activities:
Payment of capital lease obligations	(500,000)	(500,000)
Payments on senior secured notes	(243,400,000)
Payment of deferred financing costs	(200,000)	(2,000,000)
Redemption of common units from CVR Refining Holdings, LLC	(394,000,000)
Net distributions to parent		(294,100,000)
Distributions to affiliates	(235,100,000)
Net cash used in financing activities	(57,000,000)	(296,600,000)
Net increase in cash and cash equivalents	330,200,000	26,700,000
Cash and cash equivalents, beginning of period	153,145,000	2,745,000
Cash and cash equivalents, end of period	483,300,000	29,400,000
Supplemental disclosures:
Cash paid for interest net of capitalized interest of $1.0 and $1.2 in 2013 and 2012, respectively	30,500,000	35,800,000
Non-cash investing and financing activities:
Accrual of construction in progress additions	(6,400,000)	(9,300,000)
Affiliates
Cash flows from financing activities:
Distributions to common unitholders - affiliates	(195,900,000)
Non-affiliates
Cash flows from financing activities:
Distributions to common unitholders - affiliates	(37,300,000)
January issuance of common units
Cash flows from financing activities:
Proceeds from issuance of common units, net of offering costs	655,700,000
May issuance of common units
Cash flows from financing activities:
Proceeds from issuance of common units, net of offering costs	$ 393,700,000